GOODWILL AND INTANGIBLE ASSETS - Summary of goodwill by entity (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2021	May 18, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Goodwill	$ 10,103,812	$ 10,103,812	$ 18,264,822			$ 6,479,218
Bailey
GOODWILL AND INTANGIBLE ASSETS
Goodwill	3,158,123	3,158,123	6,479,218			$ 6,479,218
Harper & Jones
GOODWILL AND INTANGIBLE ASSETS
Goodwill	1,130,311	1,130,311	9,681,548		$ 9,681,548
Stateside
GOODWILL AND INTANGIBLE ASSETS
Goodwill	2,104,056	2,104,056	$ 2,104,056	$ 2,104,056
Sundry
GOODWILL AND INTANGIBLE ASSETS
Goodwill	$ 3,711,322	$ 3,711,322